Schedule of Assets	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets
HENRY SCHEIN, INC. 401(k) SAVINGS
PLAN
FORM 5500, SCHEDULE H, PART
IV,
LINE 4i SCHEDULE OF ASSETS
(HELD AT END OF YEAR)
(EIN: 11-3136595
Plan Number:
003 )
DECEMBER 31, 2025
(a) (b) (c) (d) (e)
Identity of issue, borrower, Description of Investment including maturity date, rate lessor or similar party of interest, collateral, par or maturity value Cost (a) Current Value
Money market/cash and cash equivalents:
* Fidelity Investments Government Money Market Fund a $ 65,747
** Common Stock Fund:
Henry Schein, Inc.
Common Stock a $
37,045,008
Common Collective Trust Funds:
Spartan® 500 Index Pool Class D a
$
300,241,616
*
Fidelity Investments
FRDM Index Target Date 2040 Commingled Pool Class T a 134,345,605
* Fidelity Investments
FRDM Index Target Date 2030 Commingled Pool Class T a 127,425,843
Spartan® Total International Index Pool Class D a 98,362,664
* Fidelity Investments FRDM Index Target Date 2050 Commingled Pool Class T a 88,350,842
State Street
U.S. Bond Index Securities Lending Series Fund Class XIV a
87,447,462
William Blair US Small-Mid Cap Core Fund Class 4 a
67,896,413
Spartan®
Extended Market Index Pool Class D a
62,697,248
T. Rowe Price
Stable Value Common Trust Fund Class P a 55,525,394
Prudential Core Plus Bond Fund a 51,256,108
* Fidelity Investments FRDM Index Target Date 2035 Commingled Pool Class T a 50,130,119
MFS International Equity Fund Class 3B a 40,902,299
* Fidelity Investments FRDM Index Target Date 2020 Commingled Pool Class T a
31,962,928
* Fidelity Investments FRDM Index Target Date 2045 Commingled Pool Class T a
31,906,835
* Fidelity Investments FRDM Index Target Date 2060 Commingled Pool Class T a
29,672,998
* Fidelity Investments FRDM Index Target Date 2055 Commingled Pool Class T a
27,100,502
* Fidelity Investments FRDM Index Target Date 2025 Commingled Pool Class T a
24,493,614
* Fidelity Investments FRDM Index Target Date 2065 Commingled Pool Class T a
6,743,743
BlackRock
Strategic Completion Non-Lendable Fund M a 5,993,457
* Fidelity Investments FRDM Index Retirement Commingled Pool Class T a
4,976,084
* Fidelity Investments FRDM Index Target Date 2015 Commingled Pool Class T a
3,673,447
* Fidelity Investments FRDM Index Target Date 2010 Commingled Pool Class T a
3,410,861
* Fidelity Investments FRDM Index Target Date 2070 Commingled Pool Class T a 7,099
Total common collective trust funds
$ 1,334,523,181
Shares of registered investment companies:
American Funds Growth Fund of America Class R6 a $ 195,761,741
Dodge & Cox Stock Fund a 89,744,575
Total value of registered investment companies $ 285,506,316
Total Investments
$ 1,657,140,252
** Participant Loans
Fully secured loans with interest charges at current
-0- $ 20,560,905
commercial rates (current loans range from 4.25 % to
10.5%)
*
Funds are managed by an affiliate of Fidelity Management Trust Company, a party-in-interest as defined by ERISA.
**
A party-in-interest as defined by ERISA.
a
The cost of participant-directed investments is not required to be disclosed